Borrowings - Summary of Borrowings (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Secured bank loans, Current	$ 1,081,050	$ 971,159
Secured bank loans, Non-Current	33,630,803	34,066,811
Secured bank loans, Total	34,711,853	35,037,970
Total secured borrowings, Current	1,081,050	971,159
Total secured borrowings, Non-Current	33,630,803	34,066,811
Total secured borrowings	34,711,853	35,037,970
Unsecured Convertible notes, Non-Current	27,641,102
Unsecured Convertible notes	27,641,102
Unsecured other loans, Current	142,941	114,155
Unsecured other loans, Non-Current	1,711,945	1,010,777
Unsecured other loans, Total	1,854,886	1,124,932
Total unsecured borrowings, Current	142,941	114,155
Total unsecured borrowings, Non-Current	29,353,047	1,010,777
Total unsecured borrowings	29,495,988	1,124,932
Total borrowings, Current	1,223,991	1,085,314
Total borrowings, Non-Current	62,983,850	35,077,588
Total borrowings	$ 64,207,841	$ 36,162,902